SHORT-TERM INVESTMENTS (Tables)	6 Months Ended
Jun. 30, 2026
SHORT-TERM INVESTMENTS
Schedule of short-term investments

	June 30,	December 31,
	2026	2025
Redeemable short - term investment certificates (“RSTICs”)	$1,519,653	$656,567
Term deposits	—	1,914,901
	$1,519,653	$2,571,468